Fair Value of Financial Instruments not carried at Fair Value	12 Months Ended
Dec. 31, 2022
Fair Value of Financial Instruments not carried at Fair Value [Abstract]
Disclosure of Fair Value of Financial Instruments not carried at Fair Value [text block]	14 – Fair Value of Financial Instruments not carried at Fair Value Financial instruments not carried at fair value are not managed on a fair value basis. For these instruments fair values are calculated for disclosure purposes only and do not impact the Group balance sheet or income statement. Additionally, since the instruments generally do not trade there is significant management judgment required to determine these fair values. For the following financial instruments which are predominantly short-term the carrying value represents a reasonable estimate of the fair value: Assets Liabilities Cash and central bank balances Deposits Interbank balances (w/o central banks) Central bank funds purchased and securities sold under repurchase agreements Central bank funds sold and securities purchased under resale agreements Securities loaned Securities borrowed Other short-term borrowings Other financial assets Other financial liabilities For retail lending portfolios with a large number of homogenous loans (e.g. residential mortgages), the fair value is calculated for each product type by discounting the portfolio’s contractual cash flows using the Group’s new loan rates for lending to issuers of similar credit quality. Key inputs for retail mortgages are the difference between historic and current product margins and the estimated prepayment rates. Capitalized broker fees included in the carrying value are considered to also be at fair value. The fair value of the corporate lending portfolio is estimated by discounting the loan till its maturity based on loan specific credit spreads and funding costs for the Group. For long-term debt and trust preferred securities, fair value is determined from quoted market prices, where available. Where quoted market prices are not available, fair value is estimated using a valuation technique that discounts the remaining contractual cash flows at a rate at which an instrument with similar characteristics is quoted in the market. Estimated fair value of financial instruments not carried at fair value on the balance sheet1 Dec 31, 2022 in € m. Carrying value Fair value Quotedprices inactive market(Level 1) Valuationtechniqueobservableparameters(Level 2) Valuationtechniqueunobservableparameters(Level 3) Financial assets: Cash and central bank balances 178,896 178,896 178,896 0 0 Interbank balances (w/o central banks) 7,195 7,195 0 7,194 0 Central bank funds sold and securitiespurchased under resale agreements 11,478 11,505 0 10,363 1,142 Securities borrowed 0 0 0 0 0 Loans 491,175 461,070 0 12,038 449,032 Other financial assets 110,066 107,878 16,046 90,842 989 Financial liabilities: Deposits 629,183 629,629 1,736 627,893 0 Central bank funds purchased and securitiessold under repurchase agreements 573 572 0 572 0 Securities loaned 13 13 0 13 0 Other short-term borrowings 5,122 5,121 0 5,115 7 Other financial liabilities 93,135 93,135 2,007 91,127 0 Long-term debt 131,525 127,743 0 123,525 4,219 Trust preferred securities 500 426 0 426 0 Dec 31, 2021 in € m. Carrying value Fair value Quotedprices inactive market(Level 1) Valuationtechniqueobservableparameters(Level 2) Valuationtechniqueunobservableparameters(Level 3) Financial assets: Cash and central bank balances 192,021 192,021 192,021 0 0 Interbank balances (w/o central banks) 7,342 7,342 0 7,342 0 Central bank funds sold and securitiespurchased under resale agreements 8,368 8,429 0 7,651 778 Securities borrowed 63 63 0 63 0 Loans 472,069 476,674 0 13,682 462,991 Other financial assets 97,2822 97,4262 9,048 88,0292 349 Financial liabilities: Deposits 604,396 604,645 307 604,338 0 Central bank funds purchased and securitiessold under repurchase agreements 747 745 0 745 0 Securities loaned 24 24 0 24 0 Other short-term borrowings 4,034 4,035 0 4,010 25 Other financial liabilities 81,047 81,047 2,023 79,023 0 Long-term debt 144,485 146,871 0 141,189 5,683 Trust preferred securities 528 587 0 587 0 1 Amounts generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments as described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates”. 2 Prior year’s comparatives aligned to presentation in the current year. As of December 31, 2022, for loans, the difference between fair value and carrying value is primarily driven by the current interest rates on long-dated retail mortgages in Germany compared to the contractual rate. For long-term debt and trust preferred securities, the difference between fair value and carrying value is due to the change in interest rates at which the Group could issue debt with similar maturity and subordination at the balance sheet date compared to the rate the instrument was issued at. The decrease in the fair values as of December 31, 2022 is consistent with the rising interest rate environment compared to December 31, 2021. The carrying values included in the table do not include any impacts from economic hedges.